Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90 .40%
ASSET-BACKED SECURITIES — 12 .69% **
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.28% 07/20/34
1,2,3
$ 125,000 $ 124,767
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/17/34
1,2,3
70,000 69,953
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.37% 01/21/32
1,2,3
45,000 44,968
AMSR Trust,
Series 2020-SFR1, Class H
5.30% 04/17/37
3
200,000 191,741
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
3
100,000 98,377
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
0.00% 01/20/36
2,3
250,000 250,902
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00% 09/10/29
3
1,750 246,467
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.03% 04/20/34
1,2,3
75,000 73,619
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.77% 10/25/34
1,2,3
180,000 179,712
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
3
140,000 125,637
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.62%)
5.99% 03/02/46
1,2,3,4,5
419,900 42,987
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48% 04/15/49
3
215,000 186,504
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.81% 10/15/35
1,2,3
150,000 150,182
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.83% 10/15/34
1,2,3
$ 90,000 $ 90,114
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
3
162,000 153,915
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78% 08/17/37
3
265,000 249,766
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/15/34
2,3
250,000 249,861
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
3
300,000 261,869
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
17,751 17,465
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
3
220,000 221,437
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.18% 01/20/33
1,2,3
325,000 323,116
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.25% 07/20/36
1,2,3
175,000 177,075
Golub Capital Partners CLO 42M-R,
Series 2019-42RA, Class A2R
(CME Term SOFR 3-Month plus 2.75%)
0.00% 01/20/36
2,3
175,000 175,162
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.79%)
7.18% 08/05/33
1,2,3
90,000 89,576
Golub Capital Partners CLO 69M,
Series 2023-69A, Class B1
(CME Term SOFR 3-Month plus 3.25%)
8.66% 11/09/36
2,3
250,000 251,400
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
3,6
15,064 14,623
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.82% 04/20/34
1,2,3
85,000 84,743

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.08% 07/20/36
1,2,3
$ 175,000 $ 179,370
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.53% 10/25/35
3,6
814,550 25,008
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 07/17/35
1,2,3
85,000 85,104
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 07/20/34
1,2,3
50,000 50,076
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
10.77% 07/16/36
1,2,3
250,000 254,676
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 07/15/36
1,2,3
125,000 124,063
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.70% 02/24/37
1,2,3
150,000 149,812
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.43% 01/20/34
1,2,3
40,000 39,988
Progress Residential Trust,
Series 2019-SFR4, Class F
3.68% 10/17/36
3
161,000 156,337
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
3
250,000 221,564
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
3
220,000 182,738
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
3
292,000 261,042
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
3
225,000 202,848
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
3
200,000 179,463
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential,
Series 2021-SFR4, Class F
3.41% 05/17/38
3
$ 320,000 $ 286,268
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.37% 01/20/37
1,2,3
100,000 101,850
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.87% 10/20/30
1,2,3
104,374 104,509
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.33% 07/20/34
1,2,3
75,000 74,613
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
62,964 56,945
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.89% 08/15/31
2
83,735 70,988
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.35% 10/27/70
2
215,000 194,075
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.80% 01/25/83
2
340,000 316,408
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.80% 04/26/83
2
340,000 321,152
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.45% 04/25/73
2
340,000 333,883
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.45% 07/25/73
2
235,000 231,543
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,6
250,000 149,225
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
3
236,197 236,197
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
3
270,000 276,672

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23% 04/20/46
1,3
$ 196,667 $ 175,820
TIF Funding II LLC,
Series 2021-1A, Class A
1.65% 02/20/46
3
411,616 350,941
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.85% 10/20/34
1,2,3
90,000 89,780
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
3
133,000 121,737
Total Asset-Backed Securities
(Cost $10,036,735) 9,750,633
CORPORATES — 23 .11% *
Banking — 4 .43%
Bank of America Corp.
2.30% 07/21/32
6
15,000 12,261
3.42% 12/20/28
6
35,000 32,965
Bank of America Corp.
(MTN)
1.90% 07/23/31
6
10,000 8,187
1.92% 10/24/31
6
415,000 337,543
2.88% 10/22/30
6
50,000 44,369
3.82% 01/20/28
6
110,000 105,758
Bank of America Corp.,
Series N
1.66% 03/11/27
6
80,000 74,119
Bank of America Corp.,
Series RR
4.38%
6,7
15,000 13,438
Comerica, Inc.
5.63%
6,7
45,000 42,495
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
1,6
10,000 9,804
1.59% 05/24/27
1,6
25,000 22,941
2.01% 09/22/28
1,6
115,000 102,446
2.36% 08/18/31
1,6
50,000 41,545
2.80% 05/24/32
1,6
20,000 16,715
6.33% 03/09/44
1,6
75,000 81,189
JPMorgan Chase & Co.
1.58% 04/22/27
6
55,000 50,778
2.07% 06/01/29
6
25,000 22,189
2.58% 04/22/32
6
365,000 309,118
Lloyds Banking Group PLC
(United Kingdom)
4.98% 08/11/33
1,6
55,000 53,579
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
1,6
40,000 39,860
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
$ 40,000 $ 39,172
6.04% 10/28/33
6
35,000 36,624
6.88% 10/20/34
6
170,000 188,960
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
1,6
100,000 98,887
1.67% 06/14/27
1,6
50,000 45,532
U.S. Bancorp
3.70%
6,7
15,000 11,849
4.84% 02/01/34
6
150,000 144,024
5.84% 06/12/34
6
40,000 41,327
5.85% 10/21/33
6
35,000 36,158
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
30,000 27,487
2.59% 09/11/25
1,3,6
25,000 24,463
3.09% 05/14/32
1,3,6
15,000 12,793
4.19% 04/01/31
1,3,6
655,000 610,454
6.54% 08/12/33
1,3,6
55,000 58,644
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
1
100,000 83,476
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
75,000 68,727
3.35% 03/02/33
6
415,000 363,140
4.90% 07/25/33
6
55,000 53,611
5.57% 07/25/29
6
40,000 40,925
3,407,552
Communications — 2 .06%
Cable One, Inc.
4.00% 11/15/30
3
115,000 94,300
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 06/01/33
3
75,000 63,844
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 50,000 38,768
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 120,000 100,662
Cogent Communications Group, Inc.
7.00% 06/15/27
3
38,000 38,466
CommScope, Inc.
4.75% 09/01/29
3
95,000 64,837
CSC Holdings LLC
5.75% 01/15/30
3
15,000 9,353
6.50% 02/01/29
3
117,000 103,357
7.50% 04/01/28
3
48,000 35,954
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
3
30,000 28,189
Frontier Communications Holdings LLC
6.75% 05/01/29
3
40,000 35,810

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
8.63% 03/15/31
3
$ 111,000 $ 113,272
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
28,000 26,839
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
3
30,000 28,800
Qwest Corp.
7.25% 09/15/25 70,000 68,513
Scripps Escrow, Inc.
5.88% 07/15/27
3
66,000 58,760
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
3
200,000 156,478
Sirius XM Radio, Inc.
3.88% 09/01/31
3
55,000 47,120
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
3
56,250 55,792
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
25,000 23,766
Time Warner Cable LLC
5.50% 09/01/41 154,000 133,428
5.88% 11/15/40 10,000 9,121
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 62,586
2.63% 04/15/26 38,000 36,177
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
175,000 150,218
1,584,410
Consumer Discretionary — 1 .54%
BAT Capital Corp.
2.73% 03/25/31 25,000 20,993
4.39% 08/15/37 20,000 16,775
4.54% 08/15/47 175,000 134,652
5.65% 03/16/52 125,000 113,666
Central Garden & Pet Co.
4.13% 10/15/30 40,000 36,446
Edgewell Personal Care Co.
5.50% 06/01/28
3
32,000 31,560
Everi Holdings, Inc.
5.00% 07/15/29
3
73,000 66,795
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
25,000 24,633
6.13% 07/27/27
1,3
70,000 71,910
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
1,3
200,000 160,505
Spectrum Brands, Inc.
3.88% 03/15/31
3
25,000 22,723
5.50% 07/15/30
3
10,000 9,825
Triton Water Holdings, Inc.
6.25% 04/01/29
3
134,000 117,417
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
WarnerMedia Holdings, Inc.
4.28% 03/15/32 $ 40,000 $ 36,609
5.05% 03/15/42 70,000 61,796
5.14% 03/15/52 300,000 258,424
1,184,729
Consumer Products — 0 .12%
Newell Brands, Inc.
6.50% 04/01/46 112,000 93,273
Diversified REITs — 0 .91%
American Assets Trust LP
3.38% 02/01/31 30,000 24,513
American Tower Corp.
1.00% 01/15/32 100,000 90,652
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
1
100,000 87,054
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 79,000 67,150
4.00% 01/15/30 10,000 9,145
4.00% 01/15/31 50,000 45,079
5.38% 04/15/26 65,000 64,639
5.75% 06/01/28 25,000 25,244
LXP Industrial Trust
2.38% 10/01/31 55,000 44,451
2.70% 09/15/30 35,000 29,045
VICI Properties LP
4.95% 02/15/30 10,000 9,723
5.13% 05/15/32 171,000 166,930
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
3
5,000 4,597
4.13% 08/15/30
3
12,000 10,969
4.50% 09/01/26
3
5,000 4,897
4.50% 01/15/28
3
9,000 8,592
4.63% 06/15/25
3
5,000 4,915
697,595
Electric — 1 .52%
Alliant Energy Finance, LLC
3.60% 03/01/32
3
55,000 48,544
American Electric Power Co., Inc.
5.63% 03/01/33 60,000 62,589
Arizona Public Service Co.
6.35% 12/15/32 245,000 266,588
Commonwealth Edison Co.
5.30% 02/01/53 130,000 132,739
Duke Energy Carolinas LLC
5.35% 01/15/53 30,000 30,861
Duke Energy Corp.
3.85% 06/15/34 100,000 109,533
Entergy Texas, Inc.
3.45% 12/01/27 150,000 140,613
FirstEnergy Transmission LLC
2.87% 09/15/28
3
39,000 35,399
Jersey Central Power & Light Co.
4.70% 04/01/24
3
55,000 54,811

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Metropolitan Edison Co.
4.00% 04/15/25
3
$ 75,000 $ 73,045
Pike Corp.
8.63% 01/31/31
3
35,000 36,842
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
1
105,000 108,447
Tucson Electric Power Co.
5.50% 04/15/53 65,000 66,628
1,166,639
Energy — 0 .88%
Energy Transfer LP
5.00% 05/15/50 65,000 58,227
5.40% 10/01/47 49,000 45,841
5.50% 06/01/27 3,000 3,039
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 41,000 39,749
KeySpan Gas East Corp.
5.99% 03/06/33
3
65,000 66,375
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 40,598
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
1
5,000 3,195
Rockies Express Pipeline LLC
4.80% 05/15/30
3
100,000 92,000
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 68,296
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 52,034
4.50% 04/30/30 9,000 8,342
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
1
5,000 4,739
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 73,000 66,704
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
3
60,000 54,205
Venture Global LNG, Inc.
9.50% 02/01/29
3
35,000 37,049
9.88% 02/01/32
3
35,000 36,471
676,864
Finance — 2 .55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
1
75,000 69,495
3.30% 01/30/32
1
125,000 108,942
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 72,414
American Express Co.,
Series D
3.55%
6,7
15,000 12,938
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
$ 185,000 $ 164,070
3.25% 02/15/27
1,3
15,000 13,899
Capital One Financial Corp.
3.27% 03/01/30
6
40,000 35,747
Charles Schwab Corp. (The)
Series K
5.00%
6,7
15,000 13,579
Citigroup, Inc.
2.52% 11/03/32
6
185,000 152,409
2.57% 06/03/31
6
160,000 136,757
2.98% 11/05/30
6
20,000 17,846
3.52% 10/27/28
6
5,000 4,732
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
35,000 35,920
8.00% 06/15/28
1,3
68,000 70,040
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
6
235,000 213,352
1.95% 10/21/27
6
10,000 9,157
2.38% 07/21/32
6
120,000 98,732
(SOFR Rate plus 0.49%)
5.86% 10/21/24
2
30,000 29,967
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 27,000 22,680
5.25% 05/15/27 72,000 65,250
9.75% 01/15/29
3
20,000 20,441
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
3
74,000 69,153
JPMorgan Chase & Co.
1.04% 02/04/27
6
175,000 160,892
Morgan Stanley
0.79% 05/30/25
6
120,000 117,345
2.48% 09/16/36
6
110,000 87,383
Morgan Stanley
(MTN)
1.93% 04/28/32
6
135,000 108,352
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,6
50,000 46,520
1,958,012
Food — 0 .84%
B&G Foods, Inc.
5.25% 04/01/25 11,000 10,890
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
3
66,000 6,600
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
(Canada)
6.75% 03/15/34
1,3
135,000 142,169
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1
52,000 44,811
5.50% 01/15/30

25,000 24,593

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
6.50% 12/01/52
1
$ 10,000 $ 10,054
Pilgrim's Pride Corp.
3.50% 03/01/32 36,000 30,525
4.25% 04/15/31 25,000 22,605
6.25% 07/01/33 135,000 139,089
Post Holdings, Inc.
5.75% 03/01/27
3
98,000 97,755
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
3
95,000 82,467
Smithfield Foods, Inc.
2.63% 09/13/31
3
45,000 35,007
646,565
Gaming — 0 .13%
Penn Entertainment, Inc.
4.13% 07/01/29
3
79,000 68,039
5.63% 01/15/27
3
36,000 34,933
102,972
Health Care — 2 .06%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
69,000 67,334
AbbVie, Inc.
3.60% 05/14/25 50,000 49,140
Amgen, Inc.
4.20% 02/22/52 25,000 21,216
Bayer U.S. Finance II LLC
2.85% 04/15/25
3
20,000 19,290
4.38% 12/15/28
3
70,000 66,585
4.63% 06/25/38
3
156,000 134,175
4.88% 06/25/48
3
50,000 42,224
Cano Health LLC
6.25% 10/01/28
3
26,000 1,996
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
3
115,000 100,769
Centene Corp.
3.00% 10/15/30 134,000 116,219
4.25% 12/15/27 49,000 47,251
CommonSpirit Health
2.78% 10/01/30 40,000 34,723
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 39,799
Embecta Corp.
5.00% 02/15/30
3
28,000 23,822
6.75% 02/15/30
3
53,000 46,356
Encompass Health Corp.
4.50% 02/01/28 20,000 19,275
Fortrea Holdings, Inc.
7.50% 07/01/30
3
35,000 36,150
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
3
30,000 27,108
Grifols SA
(Spain)
4.75% 10/15/28
1,3
94,000 85,681
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
5.25% 04/15/25 $ 12,000 $ 11,994
5.25% 06/15/49 80,000 74,469
5.50% 06/15/47 15,000 14,498
5.63% 09/01/28 14,000 14,334
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
90,000 82,350
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
3
90,000 73,719
Option Care Health, Inc.
4.38% 10/31/29
3
72,000 65,721
Prestige Brands, Inc.
3.75% 04/01/31
3
116,000 101,531
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
90,000 88,131
Tenet Healthcare Corp.
4.88% 01/01/26 65,000 64,331
Universal Health Services, Inc.
1.65% 09/01/26 15,000 13,664
1,583,855
Health Care REITs — 0 .16%
Healthcare Reality Holdings LP
2.00% 03/15/31 25,000 20,026
3.10% 02/15/30 30,000 26,308
Healthcare Realty Holdings LP
2.05% 03/15/31 10,000 7,814
3.63% 01/15/28 70,000 64,617
118,765
Industrial REITs — 0 .01%
Rexford Industrial Realty LP
2.15% 09/01/31 5,000 4,019
Industrials — 1 .30%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
3
14,000 14,114
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
90,000 70,036
Artera Services LLC
9.03% 12/04/25
3
38,000 36,077
Ball Corp.
6.88% 03/15/28 91,000 94,878
Berry Global, Inc.
1.65% 01/15/27 5,000 4,505
4.88% 07/15/26
3
50,000 49,167
5.50% 04/15/28
3
115,000 116,613
Boeing Co. (The)
1.43% 02/04/24 60,000 59,776
4.88% 05/01/25 10,000 9,959
Energizer Holdings, Inc.
4.38% 03/31/29
3
46,000 41,439

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
$ 325,000 $ 296,831
OT Merger Corp.
7.88% 10/15/29
3
123,000 74,589
TransDigm, Inc.
6.75% 08/15/28
3
97,000 99,635
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
30,000 29,465
997,084
Information Technology — 0 .76%
Fiserv, Inc.
5.60% 03/02/33 115,000 120,381
5.63% 08/21/33 15,000 15,721
Gen Digital, Inc.
6.75% 09/30/27
3
65,000 66,204
NCR Voyix Corp.
5.13% 04/15/29
3
42,000 40,019
Netflix, Inc.
5.88% 02/15/25 50,000 50,411
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
18,000 18,675
Oracle Corp.
3.80% 11/15/37 10,000 8,519
3.95% 03/25/51 193,000 151,878
6.50% 04/15/38 70,000 77,356
RingCentral, Inc.
8.50% 08/15/30
3
35,000 35,825
584,989
Insurance — 1 .07%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
3
77,000 70,455
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
3
66,000 65,917
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 55,000 43,786
Athene Global Funding
1.61% 06/29/26
3
30,000 27,198
1.99% 08/19/28
3
100,000 86,476
3.21% 03/08/27
3
25,000 22,970
(SOFR Index plus 0.70%)
6.10% 05/24/24
2,3
30,000 29,981
Brown & Brown, Inc.
4.95% 03/17/52 40,000 35,466
Farmers Exchange Capital II
6.15% 11/01/53
3,6
50,000 47,255
Farmers Insurance Exchange
4.75% 11/01/57
3,6
25,000 19,283
HUB International Ltd.
7.00% 05/01/26
3
15,000 15,075
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
4.30% 08/25/29
3
$ 150,000 $ 146,046
Nationwide Mutual Insurance Co.
7.94% 12/15/24
3,6
75,000 74,937
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
3
65,000 56,502
Willis North America, Inc.
5.35% 05/15/33 80,000 80,930
822,277
Materials — 0 .71%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
3
30,000 21,937
ATI, Inc.
7.25% 08/15/30 35,000 36,575
Axalta Coating Systems, LLC
3.38% 02/15/29
3
76,000 68,529
Clearwater Paper Corp.
4.75% 08/15/28
3
112,000 104,433
International Flavors & Fragrances, Inc.
2.30% 11/01/30
3
201,000 166,368
3.27% 11/15/40
3
5,000 3,587
3.47% 12/01/50
3
15,000 10,269
4.38% 06/01/47 20,000 15,452
5.00% 09/26/48 15,000 12,778
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
45,000 39,087
Valvoline, Inc.
3.63% 06/15/31
3
80,000 68,419
547,434
Office REITs — 0 .16%
Hudson Pacific Properties LP
3.25% 01/15/30 105,000 78,954
3.95% 11/01/27 25,000 20,957
4.65% 04/01/29 30,000 24,373
124,284
Residential REITs — 0 .32%
American Homes 4 Rent LP
3.38% 07/15/51 40,000 27,580
4.30% 04/15/52 50,000 40,693
Invitation Homes Operating Partnership LP
2.00% 08/15/31 170,000 135,501
5.50% 08/15/33 40,000 40,095
243,869
Retail — 0 .38%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
3
80,000 75,768
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
3
91,000 80,401
LCM Investments Holdings II LLC
8.25% 08/01/31
3
35,000 36,490

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
$ 93,000 $ 58,651
Raising Cane's Restaurants LLC
9.38% 05/01/29
3
35,000 37,370
288,680
Services — 0 .60%
Adtalem Global Education, Inc.
5.50% 03/01/28
3
76,000 73,767
HealthEquity, Inc.
4.50% 10/01/29
3
75,000 69,500
Hertz Corp. (The)
4.63% 12/01/26
3
3,000 2,713
5.00% 12/01/29
3
89,000 73,255
Upbound Group, Inc.
6.38% 02/15/29
3
74,000 69,765
VT Topco, Inc.
8.50% 08/15/30
3
70,000 72,932
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
3
60,000 58,329
Waste Pro USA, Inc.
5.50% 02/15/26
3
42,000 40,472
460,733
Specialized REITs — 0 .33%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.63% 04/20/30
1
100,000 88,621
Extra Space Storage LP
2.35% 03/15/32 95,000 77,506
2.40% 10/15/31 50,000 41,263
2.55% 06/01/31 15,000 12,486
Greystar Real Estate Partners LLC
7.75% 09/01/30
3
35,000 36,750
256,626
Transportation — 0 .27%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 80,369 73,501
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 135,000 137,147
210,648
Total Corporates
(Cost $17,835,231) 17,761,874
MORTGAGE-BACKED — 46 .61% **
Non-Agency Commercial Mortgage-Backed — 3 .38%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
3,6
1,500,000 24,428
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2019-BPR, Class AMP
3.29% 11/05/32
3
100,000 91,625
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(CME Term SOFR 1-Month plus 2.51%)
7.88% 09/15/36
2,3
$ 100,000 $ 94,604
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.58% 08/15/36
2,3
120,000 107,904
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.98% 08/15/36
2,3
100,000 87,080
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.94% 10/10/47
6
3,871,665 20,443
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
1.89% 07/10/49
6
1,933,225 66,759
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class G
3.50% 12/10/41
3,6
200,000 133,887
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.44% 04/15/47
3,6
1,083,713 4,850
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
0.88% 10/15/45
6
137,567 638
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
0.72% 10/10/46
6
386,673 20
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
3,6
1,667,987 7,903
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54% 09/15/37
3,6
9,783,817 59,997
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.80% 04/15/50
6
1,611,296 7,035
CSMC,
Series 2018-SITE, Class B
4.53% 04/15/36
3
100,000 98,551
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
8.23% 10/15/43
2,3
150,000 108,283
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3-Month Euribor plus 3.35%)
7.34% 02/17/30
1,2,3
95,559 101,541
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
3
42,462,609 109,231

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
3
$ 25,000,000 $ 6,377
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
5.15% 11/20/33
1,2
98,628 103,962
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
3,6
940,000 2,669
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.68% 09/10/47
6
2,471,817 5,390
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.68% 07/10/48
6
4,396,530 35,909
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
3
33,803 33,194
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.78% 09/15/47
6
6,549,401 12,804
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.80% 11/15/47
6
4,371,502 15,928
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.92% 01/15/48
6
2,373,959 10,404
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.76% 06/15/51
3,6
1,157,000 73,698
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
3
72,000 68,742
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.15% 02/15/36
3,6
1,391,199 52,918
Med Trust,
Series 2021-MDLN, Class G
(CME Term SOFR 1-Month plus 5.36%)
10.73% 11/15/38
2,3
99,522 95,136
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
3,6
286,000 141,356
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.10% 05/15/46
3,6
9,022,624 4,944
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.95% 12/15/47
6
2,587,070 9,340
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
3,6
180,000 93,805
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
3,6
$ 220,000 $ 157,127
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
3,6
200,000 94,169
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
8.06% 01/15/39
2,3
100,000 94,276
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.73% 07/15/39
2,3
300,000 239,837
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.59% 07/15/58
6
3,024,792 19,446
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.59% 11/15/49
6
3,247,290 95,179
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.35% 06/15/46
6
88,657 167
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
0.98% 08/15/47
6
2,985,009 6,683
2,598,239
Non-Agency Mortgage-Backed — 27 .44%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
6.23% 03/25/37
2
368,351 148,471
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.77% 01/25/37
2
575,956 299,561
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 01/25/24)
2.12% 01/25/61
3
275,238 267,210
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 312,299 259,673
Alternative Loan Trust,
Series 2005-59, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
6.13% 11/20/35
2
320,376 293,711
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 464,744 277,509
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.71% 02/25/47

707,673 276,153

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
2.22% 09/27/46
3,6
$ 390,249 $ 192,739
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69% 10/25/36
6
221,310 189,766
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(TSFR6M plus 1.93%)
3.88% 09/26/45
2,3
250,555 183,294
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
3.79% 03/27/36
3,6
382,326 300,556
BRAVO Residential Funding Trust,
Series 2021-A, Class A1 (STEP-reset date 01/25/24)
1.99% 10/25/59
3
269,847 264,969
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.71% 10/25/36
2
175,000 156,829
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.61% 12/25/36
2
95,901 92,771
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
3,6
312,753 260,873
CIM Trust,
Series 2021-NR1, Class A1 (STEP-reset date 02/25/24)
2.57% 07/25/55
3
170,688 168,506
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 02/25/24)
2.57% 07/25/59
3
97,579 96,248
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
3,6
353,551 311,327
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
3,6
61,906 54,522
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
3,6
115,000 74,644
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/24)
5.00% 07/25/62
3
84,954 82,178
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 02/25/24)
6.00% 06/25/62
3
276,610 269,379
CIM Trust,
Series 2023-NR2, Class A1 (STEP-reset date 02/25/24)
6.00% 06/25/62
3
303,420 293,983
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
3,6
239,795 222,348
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(CME Term SOFR 1-Month plus 1.86%)
7.22% 10/25/37
2,3
$ 240,000 $ 208,095
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 02/25/24)
6.13% 08/25/35 316,819 287,120
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92% 08/25/66
3,6
102,080 82,148
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11% 10/25/66
3,6
318,899 247,588
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
6
70,970 26,147
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.19% 11/30/37
3,6
91,007 81,383
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
1.80% 12/27/60
3,6
206,994 200,284
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/24)
3.54% 02/25/37 226,939 129,534
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/24)
3.32% 03/25/37 805,246 300,417
Cross Mortgage Trust,
Series 2023-H1, Class A1 (STEP-reset date 02/25/24)
6.62% 03/25/68
3
263,944 266,656
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
6
426,371 246,231
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
3,6
342,608 329,022
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(CME Term SOFR 1-Month plus 0.51%)
5.87% 06/25/37
2
293,001 247,297
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24% 09/25/66
3,6
82,782 65,991
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
10.70% 06/25/39
2,3
171,246 180,941
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.20% 09/25/39
2,3
67,833 69,873

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B1
(SOFR30A plus 2.75%)
8.09% 12/25/41
2,3
$ 150,000 $ 151,552
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.69% 12/25/37
2
268,996 233,812
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.91% 01/25/38
2
724,117 374,356
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 03/25/37
2
520,935 251,155
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.39% 12/25/33
2,3
120,000 118,558
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.19% 01/25/42
2,3
150,000 150,334
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.84% 01/25/42
2,3
200,000 201,318
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.36% 04/19/36
6
179,538 139,246
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(CME Term SOFR 1-Month plus 0.55%)
5.91% 06/25/45
2
85,241 80,461
GSAA Home Equity Trust,
Series 2006-1, Class A3
(CME Term SOFR 1-Month plus 0.77%)
6.13% 01/25/36
2
687,418 292,801
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98% 06/25/36
6
575,690 143,293
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73% 03/25/36
6
533,650 155,528
GSAA Home Equity Trust,
Series 2007-4, Class A2
(CME Term SOFR 1-Month plus 0.51%)
5.87% 03/25/37
2
1,020,496 283,900
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 02/25/24)
5.91% 05/25/37 685,765 240,343
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(CME Term SOFR 1-Month plus 0.39%)
5.75% 04/25/47
2
1,739,354 309,932
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 02/25/24)
6.72% 03/25/46 $ 687,238 $ 268,476
GSAMP Trust,
Series 2007-NC1, Class A2C
(CME Term SOFR 1-Month plus 0.26%)
5.62% 12/25/46
2
249,180 120,065
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(CME Term SOFR 1-Month plus 0.63%)
5.99% 06/19/35
2
296,086 166,053
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.83% 05/19/46
2
589,939 304,910
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
5.92% 07/19/47
2
310,504 117,791
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 216,400 166,592
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(CME Term SOFR 1-Month plus 0.25%)
5.61% 12/25/36
2
196,204 165,260
Impac CMB Trust,
Series 2004-4, Class 1A2
(CME Term SOFR 1-Month plus 0.73%)
6.09% 09/25/34
2
36,311 36,154
Impac CMB Trust,
Series 2004-6, Class 1A2
(CME Term SOFR 1-Month plus 0.89%)
6.25% 10/25/34
2
66,062 65,021
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.72% 12/25/35
6
208,524 170,288
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
3.28% 05/25/37
6
201,242 157,675
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 21,906 21,702
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 9,222 9,137
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 22,697 22,791

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
6
$ 54,707 $ 54,350
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 02/25/24)
4.27% 03/25/47 604,385 404,268
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.79% 10/25/36
2
392,106 128,251
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.85% 07/25/36
2
256,455 170,776
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.86% 01/25/47
2
432,831 183,508
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.77% 03/25/47
2
223,179 201,314
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(CME Term SOFR 1-Month plus 0.51%)
5.87% 03/25/36
2,4,5
2,399,675 261,967
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.68% 05/25/37
2
129,507 123,168
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.75% 05/25/37
2
300,000 232,104
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
6.13% 04/25/37
2,4,5
1,696,107 73,211
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
5.84% 05/25/37
2
436,948 119,415
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 52,524 51,849
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 3,196 3,222
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.77% 06/25/36
2
605,176 315,491
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.61% 12/25/36
2
$ 597,641 $ 290,641
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.26% 09/25/34
6
81,734 78,243
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 02/25/24)
6.70% 11/25/36 420,216 98,094
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
890,732 258,458
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.83% 06/25/37
6
296,736 161,661
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70% 03/27/62
3,6
250,000 193,705
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(-1.00 X CME Term SOFR 1-Month plus 0.42%)
2.92% 10/26/36
2,3
337,694 291,513
OBX Trust,
Series 2022-NQM1, Class A1
2.31% 11/25/61
3,6
236,778 204,486
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(CME Term SOFR 1-Month plus 0.25%)
5.61% 02/25/37
2
181,759 117,905
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/24)
6.50% 06/25/52
3
197,000 186,786
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
3,6
180,000 164,664
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/24)
5.95% 10/25/25
3
65,772 65,625
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
3
175,882 172,170
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 01/25/24)
1.79% 06/25/26
3
86,076 84,048
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/24)
2.36% 10/25/26
3
118,453 115,108
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 01/25/24)
3.72% 02/25/27
3
174,813 169,133
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 01/25/24)
5.00% 08/25/27

170,000 161,520

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
3,6
$ 71,711 $ 69,304
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.62% 03/25/35
6
111,412 60,057
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00% 05/25/36 259,670 207,958
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(CME Term SOFR 1-Month plus 0.66%)
6.00% 01/25/37
2
305,398 218,069
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(CME Term SOFR 1-Month plus 0.77%)
6.13% 12/25/35
2
164,736 156,201
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50% 05/25/35 364,776 266,958
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(CME Term SOFR 1-Month plus 0.32%)
5.68% 10/25/36
2
250,000 179,067
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92% 11/25/66
3,6
199,884 165,228
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.67% 09/25/34
6
78,292 75,541
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(CME Term SOFR 1-Month plus 0.28%)
5.64% 02/25/36
2
305,103 257,476
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 08/25/36
2
375,928 294,854
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.57% 07/25/34
2,3
52,108 48,824
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00% 06/25/57
3,6
350,000 318,460
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
7.37% 05/25/58
2,3
210,000 213,053
TRK Trust,
Series 2021-INV2, Class A1
1.97% 11/25/56
3,6
247,770 199,576
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/24)
2.24% 02/27/51
3
73,659 71,954
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.34%)
5.70% 01/25/37
2
$ 522,953 $ 222,392
21,086,077
U.S. Agency Commercial Mortgage-Backed — 0 .49%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.05% 07/25/39
6
248,034 3,710
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
6
535,000 41,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.03% 11/25/42
6
1,100,000 14,806
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.49% 06/25/43
6
1,676,868 31,546
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.25% 12/25/26
6
2,229,701 37,204
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.22% 06/25/27
6
1,828,140 41,739
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 597,877 1,119
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.01% 10/16/49
6
4,108,190 67
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.30% 09/16/50
6
1,359,651 13,654
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.62% 12/16/51
6
2,019,422 24,132
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.18% 02/16/53
6
6,598,726 30,618
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.23% 04/16/53
6
2,628,815 5,810
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.24% 06/16/55
6
3,489,159 16,248
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46

1,211,417 14,278

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.75% 09/16/51
6
$ 3,750,190 $ 70,374
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.45% 12/16/53
6
897,218 6,469
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
6
850,141 5,656
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90% 11/16/54
6
502,264 11,096
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.37% 10/16/56
6
523,384 6,308
376,183
U.S. Agency Mortgage-Backed — 15 .30%
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X SOFR30A plus 7.84%, 7.95% Cap)
2.50% 12/18/30
2
13,551 555
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
2
194 192
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
2,146 2,167
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.65% 10/25/25
2
46,340 170
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 01/25/37
2
400,220 42,465
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 11/25/36
2
466,743 37,568
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
0.97% 05/25/40
2
454,569 48,123
Freddie Mac REMICS,
Series 1673, Class SD
(-2.16 X US Treasury Yield Curve Rate T Note Constant
Maturity 10-Year plus 19.39%, 18.31% Cap)
9.70% 02/15/24
2
105 105
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X SOFR30A plus 6.54%, 0.15% Cap)
0.15% 08/15/36
2
5,988,862 26,419
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X SOFR30A plus 6.01%, 6.12% Cap)
0.67% 03/15/37
2
$ 463,357 $ 32,509
Ginnie Mae (TBA)
4.50% 01/20/54 1,050,000 1,024,901
5.00% 01/20/54 850,000 845,105
5.50% 01/20/54 375,000 377,460
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
0.73% 02/20/43
2
1,182,036 123,409
UMBS (TBA)
2.00% 01/01/54 1,100,000 899,250
2.50% 01/01/54 800,000 681,625
3.00% 01/01/54 1,000,000 884,727
4.00% 01/01/54 2,625,000 2,483,092
4.50% 01/01/54 3,100,000 3,008,452
5.00% 01/01/54 825,000 816,299
5.50% 01/01/54 425,000 426,859
11,761,452
Total Mortgage-Backed
(Cost $41,900,887) 35,821,951
MUNICIPAL BONDS — 0 .12% *
California — 0 .03%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 20,000 16,613
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 10,000 7,604
24,217
Florida — 0 .01%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 12,088
New York — 0 .08%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 60,194
Total Municipal Bonds
(Cost $114,722) 96,499
U.S. TREASURY SECURITIES — 7 .87%
U.S. Treasury Bonds — 0 .03%
U.S. Treasury Bonds (WI)
4.75% 11/15/53 20,000 22,495
U.S. Treasury Notes — 7 .84%
U.S. Treasury Notes
4.25% 12/31/25 1,390,000 1,390,055
4.38% 11/30/28 613,000 627,439

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.38% 12/15/26 $ 3,175,000 $ 3,207,122
4.88% 11/30/25 210,000 212,218
4.88% 10/31/28 135,000 140,938
U.S. Treasury Notes (WI)
3.75% 12/31/28 335,000 333,495
4.50% 11/15/33 110,000 115,517
6,026,784
Total U.S. Treasury Securities
(Cost $6,015,941) 6,049,279
Total Bonds — 90 .40%
(Cost $75,903,516)
69,480,236
Issues Shares Value
COMMON STOCK — 0 .10%
Communications — 0 .04%
Intelsat Emergence SA
1,4,5,8
(Luxembourg) 1,042 30,219
Financials — 0 .06%
AGNC Investment Corp. 4,500 44,145
Total Common Stock
(Cost $90,046) 74,364
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 24 .02%
Money Market Funds — 7 .98%
Dreyfus Government Cash Management Fund
5.25%
9
2,957,000 2,957,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
9
21,793 21,793
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
9
3,154,000 3,154,000
6,132,793
U.S. Agency Discount Notes — 1 .29%
Federal Home Loan Bank
5.30%
10
02/27/24 1,000,000 991,623
U.S. Treasury Bills — 14 .75%
U.S. Treasury Bills (WI)
5.49%
10
04/11/24 10,000,000 9,856,083
5.38%
10
04/25/24 1,000,000 983,633
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
5.46%
10
04/04/24 $ 500,000 $ 493,300
11,333,016
Total Short-Term Investments
(Cost $18,452,667) 18,457,432
Total Investments - 114.52%
(Cost $94,446,229) 88,012,032
Liabilities in Excess of Other Assets - (14.52)% (11,156,146)
Net Assets - 100.00% $ 76,855,886
1
Foreign denominated security issued by foreign domiciled entity.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $465,329, which is 0.61% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Perpetual security with no stated maturity date.
8
Non-income producing security.
9
Represents the current yield as of December 31, 2023.
10
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 54,000 USD 58,967 Citibank N.A. 01/12/24 $ 719
USD 806,316 EUR 761,000 Citibank N.A. 01/12/24 (34,812)
NET UNREALIZED DEPRECIATION $ (34,093)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 82 03/28/24 $ 8,919,422 $ 170,990 $ 170,990
U.S. Treasury Two-Year Note 73 03/28/24 15,031,727 135,211 135,211
23,951,149 306,201 306,201
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 22 03/19/24 (2,596,344) (105,772) (105,772)
U.S. Treasury Ultra Bond 14 03/19/24 (1,870,313) (171,676) (171,676)
Euro-Bund Future 4 03/07/24 (606,320) (12,433) (12,433)
Euro-Bobl Future 1 03/07/24 (131,763) (1,647) (1,647)
(5,204,740) (291,528) (291,528)
TOTAL FUTURES CONTRACTS $ 18,746,409 $ 14,673 $ 14,673
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 157 $ (6,829) $ — $ (6,829)
TOTAL SWAPS CONTRACTS $ 157 $ (6,829) $ — $ (6,829)
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 6,132,793 $ — $ — $ 6,132,793
U.S. Agency Discount Notes — 991,623 — 991,623
U.S. Treasury Bills 11,333,016 — — 11,333,016
Long-Term Investments:
Asset-Backed Securities — 9,650,701 99,932 9,750,633
Common Stock 44,145 — 30,219 74,364
Corporates — 17,761,874 — 17,761,874
Mortgage-Backed Securities — 35,486,773 335,178 35,821,951
Municipal Bonds — 96,499 — 96,499
U.S. Treasury Securities 6,049,279 — — 6,049,279
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 719 — 719
Interest rate contracts 306,201 — — 306,201
Liabilities:
Foreign currency exchange contracts — (34,812) — (34,812)
Interest rate contracts (291,528) (6,829) — (298,357)
Total $ 23,573,906 $ 63,946,548 $ 465,329 $ 87,985,783
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
19 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 104,763 $ 27,066 $ 326,465 $ 458,294
Accrued discounts/premiums 143 — 154,354 154,497
Realized gain — — 1,119 1,119
Change in unrealized appreciation (depreciation)* (1,680) 3,132 (145,187) (143,735)
Purchases — 21 — 21
Sales (3,294) — (1,573) (4,867)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2023
$ 99,932 $ 30,219 $ 335,178 $ 465,329
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $(143,735) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $56,945 Broker Quote Offered Quote $90.44 $90.44 Increase
Asset-Backed Securities $42,987 Third-Party Vendor Vendor Prices $10.24 $10.24 Increase
Common Stock $30,219 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Mortgage-Backed
Securities-Non-Agency $335,178 Third-Party Vendor Vendor Prices $4.32 - $10.92 $9.48 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.